CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME / (LOSS) (Parenthetical) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Statement of Comprehensive Income [Abstract]
Commissions related party	$ 24,931	$ 437,817	$ 708,153
Vessels operating expenses related party	46,104	1,203,487	1,282,699
Dry-docking expenses related party	0	71,057	123,840
General and administrative expenses related party	495,261	3,276,739	5,775,899
Loss related to vessels held for sale related party	0	775,050	0
Impairment loss related party	198,487	0	0
(Gain) / loss from sale of assets related party	$ 66,053	$ 87,079	$ 745,000